Harbor Ares Systematic Convertible Securities Fund Expense Example - Harbor Ares Systematic Convertible Securities Fund	Oct. 31, 2025 USD ($)
Retirement Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 64
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	481
Expense Example, with Redemption, 10 Years	1,105
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	524
Expense Example, with Redemption, 10 Years	1,198
Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	658
Expense Example, with Redemption, 10 Years	1,486
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	396
Expense Example, with Redemption, 5 Years	706
Expense Example, with Redemption, 10 Years	$ 1,587